Filed pursuant to Rule 497(j)

Registration Nos. 333-176976 and 811-22245

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

November 17, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund III
(Registration Nos. 333-176976 and 811-22245)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund III (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that Post-Effective Amendment No. 131 to the Registration Statement under the Securities Act on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Merger Arbitrage ETF, a series of the Registrant. Post-Effective Amendment No. 131 was filed electronically with the Securities and Exchange Commission on November 16, 2023.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren